Loans and ACL	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Loans and ACL
Loans and ACL

During the third quarter of 2016, Branch Bank entered into an early termination agreement with the FDIC that terminated the loss share agreements. As a result, the assets acquired from the FDIC are no longer covered by loss sharing. The accounting for the related loans is unaffected by the termination, and these loans will continue to be carried in PCI.

During the third quarter of 2016, a sales finance portfolio totaling $1.0 billion was acquired. During the fourth quarter of 2016, a sales finance portfolio totaling $1.9 billion was acquired.

During the first quarter of 2014, approximately $8.3 billion of nonguaranteed, closed-end, first and second lien position residential mortgage loans, along with the related allowance, were transferred from direct retail lending to residential mortgage to facilitate compliance with a series of new rules related to mortgage servicing associated with first and second lien position mortgages collateralized by real estate.

During the third quarter of 2014, approximately $550 million of loans, which were primarily performing residential mortgage TDRs, with a related ALLL of $57 million were sold for a gain of $42 million. During the fourth quarter of 2014, approximately $140 million of loans, which were primarily residential mortgage NPLs, with a related ALLL of $19 million were sold for a gain of $24 million. Both gains were recognized as reductions to the provision for credit losses.

	Accruing
December 31, 2016	Current	30-89 Days Past Due	90 Days Or More Past Due	Nonaccrual	Total
	(Dollars in millions)
Commercial:
Commercial and industrial	$51,329	$27	$—	$363	$51,719
CRE-income producing properties	14,492	6	—	40	14,538
CRE-construction and development	3,800	2	—	17	3,819
Dealer floor plan	1,413	—	—	—	1,413
Other lending subsidiaries	7,660	21	—	10	7,691
Retail:
Direct retail lending	11,963	60	6	63	12,092
Revolving credit	2,620	23	12	—	2,655
Residential mortgage-nonguaranteed	28,378	393	79	172	29,022
Residential mortgage-government guaranteed	324	132	443	—	899
Sales finance	11,179	76	6	6	11,267
Other lending subsidiaries	6,931	301	—	65	7,297
PCI	784	36	90	—	910
Total	$140,873	$1,077	$636	$736	$143,322

	Accruing
December 31, 2015	Current	30-89 Days Past Due	90 Days Or More Past Due	Nonaccrual	Total
	(Dollars in millions)
Commercial:
Commercial and industrial	$48,157	$36	$—	$237	$48,430
CRE-income producing properties	13,370	13	—	38	13,421
CRE-construction and development	3,710	9	—	13	3,732
Dealer floor plan	1,215	—	—	—	1,215
Other lending subsidiaries	6,771	18	—	6	6,795
Retail:
Direct retail lending	11,032	58	7	43	11,140
Revolving credit	2,478	22	10	—	2,510
Residential mortgage-nonguaranteed	29,038	397	55	173	29,663
Residential mortgage-government guaranteed	306	78	486	—	870
Sales finance	10,243	72	5	7	10,327
Other lending subsidiaries	6,381	286	—	59	6,726
PCI	966	42	114	—	1,122
Total	$133,667	$1,031	$677	$576	$135,951

The following tables present the carrying amount of loans by risk rating. PCI loans are excluded because their related ALLL is determined by loan pool performance.

December 31, 2016	Commercial & Industrial	CRE-Income Producing Properties	CRE-Construction and Development	Dealer Floor Plan	Other Lending Subsidiaries
	(Dollars in millions)
Commercial:
Pass	$49,921	$14,061	$3,718	$1,404	$7,604
Special mention	314	124	38	—	33
Substandard-performing	1,121	313	46	9	44
Nonperforming	363	40	17	—	10
Total	$51,719	$14,538	$3,819	$1,413	$7,691

December 31, 2016	Direct Retail Lending	Revolving Credit	Residential Mortgage	Sales Finance	Other Lending Subsidiaries
	(Dollars in millions)
Retail:
Performing	$12,029	$2,655	$29,749	$11,261	$7,232
Nonperforming	63	—	172	6	65
Total	$12,092	$2,655	$29,921	$11,267	$7,297

December 31, 2015	Commercial & Industrial	CRE-Income Producing Properties	CRE-Construction and Development	Dealer Floor Plan	Other Lending Subsidiaries
	(Dollars in millions)
Commercial:
Pass	$46,760	$12,940	$3,619	$1,195	$6,757
Special mention	305	166	29	6	3
Substandard-performing	1,128	277	71	14	29
Nonperforming	237	38	13	—	6
Total	$48,430	$13,421	$3,732	$1,215	$6,795

December 31, 2015	Direct Retail Lending	Revolving Credit	Residential Mortgage	Sales Finance	Other Lending Subsidiaries
	(Dollars in millions)
Retail:
Performing	$11,097	$2,510	$30,360	$10,320	$6,667
Nonperforming	43	—	173	7	59
Total	$11,140	$2,510	$30,533	$10,327	$6,726

 The following tables present a summary of activity in the ACL:

Year Ended December 31, 2016	Beginning Balance	Charge-Offs	Recoveries	Provision (Benefit)	Other	Ending Balance
	(Dollars in millions)
Commercial:
Commercial and industrial	$466	$(128)	$40	$122	—	$500
CRE-income producing properties	135	(8)	8	(18)	—	117
CRE-construction and development	37	(1)	11	(22)	—	25
Dealer floor plan	8	—	—	3	—	11
Other lending subsidiaries	22	(22)	6	23	—	29
Retail:
Direct retail lending	105	(53)	26	25	—	103
Revolving credit	104	(69)	20	51	—	106
Residential mortgage-nonguaranteed	194	(35)	3	24	—	186
Residential mortgage-government guaranteed	23	(5)	—	23	—	41
Sales finance	40	(29)	12	15	—	38
Other lending subsidiaries	265	(336)	43	317	—	289
PCI	61	(15)	—	(2)	—	44
ALLL	1,460	(701)	169	561	—	1,489
RUFC	90	—	—	11	9	110
ACL	$1,550	$(701)	$169	$572	$9	$1,599

Year Ended December 31, 2015	Beginning Balance	Charge-Offs	Recoveries	Provision (Benefit)	Other	Ending Balance
	(Dollars in millions)
Commercial:
Commercial and industrial	$421	$(81)	$37	$89	$—	$466
CRE-income producing properties	162	(20)	7	(14)	—	135
CRE-construction and development	48	(4)	11	(18)	—	37
Dealer floor plan	10	—	—	(2)	—	8
Other lending subsidiaries	21	(9)	3	7	—	22
Retail:
Direct retail lending	110	(54)	29	20	—	105
Revolving credit	110	(70)	20	44	—	104
Residential mortgage-nonguaranteed	217	(40)	3	14	—	194
Residential mortgage-government guaranteed	36	(6)	—	(7)	—	23
Sales finance	40	(26)	9	17	—	40
Other lending subsidiaries	235	(277)	33	274	—	265
PCI	64	(1)	—	(2)	—	61
ALLL	1,474	(588)	152	422	—	1,460
RUFC	60	—	—	6	24	90
ACL	$1,534	$(588)	$152	$428	$24	$1,550

Year Ended December 31, 2014	Beginning Balance	Charge-Offs	Recoveries	Provision (Benefit)	Other	Ending Balance
	(Dollars in millions)
Commercial:
Commercial and industrial	$454	$(131)	$42	$56	$—	$421
CRE-income producing properties	149	(31)	14	30	—	162
CRE-construction and development	76	(11)	19	(36)	—	48
Dealer floor plan	8	—	—	2	—	10
Other lending subsidiaries	15	(8)	3	11	—	21
Retail:
Direct retail lending	209	(69)	29	26	(85)	110
Revolving credit	115	(71)	19	47	—	110
Residential mortgage-nonguaranteed	269	(82)	7	(62)	85	217
Residential mortgage-government guaranteed	62	(2)	—	(24)	—	36
Sales finance	37	(23)	9	17	—	40
Other lending subsidiaries	224	(261)	30	242	—	235
PCI	114	(21)	—	(29)	—	64
ALLL	1,732	(710)	172	280	—	1,474
RUFC	89	—	—	(29)	—	60
ACL	$1,821	$(710)	$172	$251	$—	$1,534

The following table provides a summary of loans that are collectively evaluated for impairment.

	December 31, 2016		December 31, 2015
	Recorded Investment	Related ALLL	Recorded Investment	Related ALLL
	(Dollars in millions)
Commercial:
Commercial and industrial	$51,253	$463	$48,110	$439
CRE-income producing properties	14,455	112	13,339	127
CRE-construction and development	3,787	21	3,697	32
Dealer floor plan	1,413	11	1,215	8
Other lending subsidiaries	7,678	28	6,789	21
Retail:
Direct retail lending	12,011	93	11,055	93
Revolving credit	2,626	95	2,477	91
Residential mortgage-nonguaranteed	28,488	136	29,199	153
Residential mortgage-government guaranteed	466	8	553	1
Sales finance	11,251	37	10,308	39
Other lending subsidiaries	7,057	249	6,534	235
PCI	910	44	1,122	61
Total	$141,395	$1,297	$134,398	$1,300

The following tables set forth certain information regarding impaired loans, excluding PCI and LHFS, that were individually evaluated for reserves.

As Of / For The Year Ended December 31, 2016	Recorded Investment	UPB	Related ALLL	Average Recorded Investment	Interest Income Recognized
	(Dollars in millions)
With no related ALLL recorded:
Commercial:
Commercial and industrial	$201	$225	$—	$217	$1
CRE-income producing properties	25	27	—	16	—
CRE-construction and development	10	11	—	8	—
Dealer floor plan	—	—	—	—	—
Other lending subsidiaries	4	6	—	6	—
Retail:
Direct retail lending	13	38	—	12	1
Residential mortgage-nonguaranteed	94	141	—	97	4
Residential mortgage-government guaranteed	3	3	—	3	—
Sales finance	1	2	—	1	—
Other lending subsidiaries	4	9	—	4	—
With an ALLL recorded:
Commercial:
Commercial and industrial	265	269	37	259	5
CRE-income producing properties	58	61	5	68	2
CRE-construction and development	22	22	4	22	1
Dealer floor plan	—	—	—	—	—
Other lending subsidiaries	9	9	1	5	—
Retail:
Direct retail lending	68	69	10	71	4
Revolving credit	29	29	11	31	1
Residential mortgage-nonguaranteed	440	451	50	383	16
Residential mortgage-government guaranteed	430	431	33	360	14
Sales finance	15	15	1	16	1
Other lending subsidiaries	236	239	40	206	32
Total	$1,927	$2,057	$192	$1,785	$82

December 31, 2015	Recorded Investment	UPB	Related ALLL	Average Recorded Investment	Interest Income Recognized
	(Dollars in millions)
With no related ALLL recorded:
Commercial:
Commercial and industrial	$129	$164	$—	$95	$1
CRE-income producing properties	8	13	—	17	—
CRE-construction and development	8	11	—	10	—
Dealer floor plan	—	—	—	2	—
Other lending subsidiaries	2	3	—	—	—
Retail:
Direct retail lending	11	40	—	12	1
Residential mortgage-nonguaranteed	103	153	—	99	4
Residential mortgage-government guaranteed	5	5	—	3	—
Sales finance	1	2	—	1	—
Other lending subsidiaries	4	8	—	3	—
With an ALLL recorded:
Commercial:
Commercial and industrial	191	194	27	223	5
CRE-income producing properties	74	77	8	96	3
CRE-construction and development	27	27	5	36	1
Dealer floor plan	—	—	—	1	—
Other lending subsidiaries	4	5	1	6	—
Retail:
Direct retail lending	74	75	12	79	4
Revolving credit	33	33	13	36	1
Residential mortgage-nonguaranteed	361	368	41	354	15
Residential mortgage-government guaranteed	312	312	22	323	13
Sales finance	18	18	1	19	1
Other lending subsidiaries	188	190	30	179	28
Total	$1,553	$1,698	$160	$1,594	$77

Trial modifications are excluded from the following disclosures because the specific types and amounts of concessions offered to borrowers frequently change between the trial modification and the permanent modification. The following table provides a summary of TDRs, all of which are considered impaired.

	December 31,
	2016	2015
	(Dollars in millions)
Performing TDRs:
Commercial:
Commercial and industrial	$55	$49
CRE-income producing properties	16	13
CRE-construction and development	9	16
Direct retail lending	67	72
Revolving credit	29	33
Residential mortgage-nonguaranteed	332	288
Residential mortgage-government guaranteed	420	316
Sales finance	16	17
Other lending subsidiaries	226	178
Total performing TDRs	1,170	982
Nonperforming TDRs (also included in NPL disclosures)	183	146
Total TDRs	$1,353	$1,128
ALLL attributable to TDRs	$146	$126

The following table summarizes the primary reason loan modifications were classified as TDRs and includes newly designated TDRs as well as modifications made to existing TDRs. Balances represent the recorded investment at the end of the quarter in which the modification was made. Rate modifications in this table include TDRs made with below market interest rates that also include modifications of loan structures.

	Year Ended December 31,
	2016			2015			2014
	Type of Modification			Type of Modification			Type of Modification
	Rate	Structure	ALLL Impact	Rate	Structure	ALLL Impact	Rate	Structure	ALLL Impact
	(Dollars in millions)
Commercial:
Commercial and industrial	$112	$128	$3	$99	$45	$2	$112	$48	$4
CRE-income producing properties	21	17	—	9	15	—	18	18	—
CRE-construction and development	7	11	—	8	25	1	25	22	—

Retail:
Direct retail lending	19	1	—	16	4	4	32	4	6
Revolving credit	17	—	4	16	—	4	24	—	4
Residential mortgage-nonguaranteed	129	54	10	88	37	9	127	36	16
Residential mortgage-government guaranteed	335	—	18	189	—	7	282	—	12
Sales finance	—	7	—	—	10	1	1	14	3
Other lending subsidiaries	169	—	21	129	—	17	130	—	17

The pre-default balance for modifications that experienced a payment default that had been classified as TDRs during the previous 12 months was $73 million, $81 million and $78 million for the twelve months ended December 31, 2016, 2015 and 2014, respectively. Payment default is defined as movement of the TDR to nonaccrual status, foreclosure or charge-off, whichever occurs first.

Changes in the carrying value and accretable yield of PCI loans are presented in the following table:

	December 31, 2016				December 31, 2015
	Purchased Impaired		Purchased Nonimpaired		Purchased Impaired		Purchased Nonimpaired
	Accretable Yield	Carrying Value	Accretable Yield	Carrying Value	Accretable Yield	Carrying Value	Accretable Yield	Carrying Value
	(Dollars in millions)
Balance at beginning of period	$189	$700	$176	$422	$134	$579	$244	$636
Additions	36	124	—	—	98	402	—	—
Accretion	(134)	134	(73)	73	(89)	89	(89)	89
Payments received, net	—	(344)	—	(199)	—	(370)	—	(303)
Other, net	162	—	52	—	46	—	21	—
Balance at end of period	$253	$614	$155	$296	$189	$700	$176	$422

Outstanding UPB at end of period		$910		$423		$1,063		$587

The following table presents additional information about BB&T’s loans and leases:

	December 31,
	2016	2015
	(Dollars in millions)
Unearned income, discounts and net deferred loan fees and costs, excluding PCI	$396	$598
Residential mortgage loans in process of foreclosure	366	229